Schedule components of the deferred tax assets (Details) - SGD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Tax loss carrying forwards	$ 544	$ 918
Deferred tax assets	92	156
Valuation allowance	(92)	(156)
Total deferred tax assets, net